Interest Receivable	12 Months Ended
Mar. 31, 2012
Interest Receivable [Abstract]
Interest Receivable

NOTE 7 - INTEREST RECEIVABLE

	March 31,
	2012	2011
	(In Thousands)
Loans	$1,831	$1,940
Mortgage-backed securities	1,216	1,239
Investment securities	1,057	1,515

	4,104	4,694
Allowance for uncollected interest on loans	(177)	(143)

	$3,927	$4,551